SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund	June 30, 2024 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 20.6%
	U.S. Treasury Inflation-Indexed Bonds,
	1.75% due 1/15/2028	$ 2,487,150	$ 2,447,511
	2.375% due 1/15/2025	402,494	398,752
	U.S. Treasury Inflation-Indexed Notes, 0.125% due 4/15/2027 - 1/15/2031	13,748,189	12,344,816
	U.S. Treasury Notes,
	1.875% due 2/15/2032	2,050,000	1,720,719
	3.375% due 5/15/2033	4,445,000	4,119,959
	3.50% due 2/15/2033	1,700,000	1,593,219
	4.00% due 2/28/2030 - 2/15/2034	3,330,000	3,258,917
	4.375% due 5/15/2034	2,225,000	2,225,695
	4.50% due 11/15/2033	850,000	857,969
	Total U.S. Treasury Securities (Cost $29,058,225)		28,967,557
	U.S. Government Agencies — 7.2%
[a]	Durrah MSN 35603 (Guaranty: Export-Import Bank of the United States), 1.684% due 1/22/2025	98,456	97,193
	HNA Group LLC (Guaranty: Export-Import Bank of the United States), 2.291% due 6/30/2027	910,803	862,719
[a]	MSN 41079 & 41084 Ltd. (Guaranty: Export-Import Bank of the United States), 1.717% due 7/13/2024	36,380	36,331
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[a]	2.46% due 12/15/2025	375,000	349,305
[a,b]	5.94% (TSFR3M + 0.61%) due 4/15/2025	350,000	342,916
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[a]	2.06% due 1/15/2026	700,000	675,024
[a]	2.512% due 1/15/2026	1,055,000	1,022,749
	Small Business Administration Participation Certificates,
	Series 2005-20H Class 1, 5.11% due 8/1/2025	13,111	13,034
	Series 2007-20D Class 1, 5.32% due 4/1/2027	40,951	40,632
	Series 2007-20F Class 1, 5.71% due 6/1/2027	28,435	28,336
	Series 2007-20I Class 1, 5.56% due 9/1/2027	98,509	97,992
	Series 2007-20K Class 1, 5.51% due 11/1/2027	72,397	71,995
	Series 2008-20G Class 1, 5.87% due 7/1/2028	176,247	176,197
	Series 2011-20G Class 1, 3.74% due 7/1/2031	330,595	317,232
	Series 2011-20K Class 1, 2.87% due 11/1/2031	523,996	487,768
	Series 2014-20H Class 1, 2.88% due 8/1/2034	373,361	345,725
	Series 2015-20B Class 1, 2.46% due 2/1/2035	356,523	326,348
	Series 2015-20G Class 1, 2.88% due 7/1/2035	709,833	650,796
	Series 2015-20I Class 1, 2.82% due 9/1/2035	744,172	685,266
	Series 2017-20I Class 1, 2.59% due 9/1/2037	1,653,187	1,489,386
	Series 2017-20K Class 1, 2.79% due 11/1/2037	788,395	712,234
	Thirax 1 LLC (Guaranty: Export-Import Bank of the United States), 0.968% due 1/14/2033	1,114,648	931,478
	Ulani MSN 35940 LLC (Guaranty: Export-Import Bank of the United States), 2.227% due 5/16/2025	416,667	406,625
	Total U.S. Government Agencies (Cost $10,998,309)		10,167,281
	Mortgage Backed — 63.8%
[b,c]	Federal Agricultural Mortgage Corp. Mtg Trust, Whole Loan Securities Trust CMO, Seies 2021-1 Class A, 2.18% due 1/25/2051	4,149,107	3,243,698
	Federal Home Loan Mtg Corp.,
[b]	Pool 1L0049, 6.884% (H15T1Y + 2.15%) due 2/1/2046	1,382,183	1,406,682
	Pool D98887, 3.50% due 1/1/2032	186,866	179,508
	Pool E09025, 2.50% due 3/1/2028	27,554	26,485
	Pool G13804, 5.00% due 3/1/2025	3,381	3,366
	Pool G16710, 3.00% due 11/1/2030	794,435	758,734
	Pool J11371, 4.50% due 12/1/2024	4,325	4,300
	Pool J21208, 2.50% due 11/1/2027	490,479	472,271
	Pool J37586, 3.50% due 9/1/2032	134,318	128,597
	Pool RE6097, 2.00% due 5/1/2051	2,040,257	1,562,917
	Pool RE6119, 2.50% due 12/1/2051	1,752,197	1,407,090
	Pool SE9046, 3.00% due 12/1/2051	2,065,497	1,759,075
	Pool T61943, 3.50% due 8/1/2045	87,273	78,513
	Pool T65457, 3.00% due 1/1/2048	393,917	339,199
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 3922 Class PQ, 2.00% due 4/15/2041	57,024	54,809
[b]	Series 4105 Class FG, 5.848% (SOFR30A + 0.51%) due 9/15/2042	459,872	452,685
	Series 4120 Class TC, 1.50% due 10/15/2027	254,354	241,371

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	June 30, 2024 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Series 4120 Class UE, 2.00% due 10/15/2027	$ 318,730	$ 304,549
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
	Series K043 Class A2, 3.062% due 12/25/2024	1,323,721	1,307,590
[b]	Series K047 Class A2, 3.329% due 5/25/2025	1,244,171	1,221,748
	Series K055 Class A1, 2.263% due 4/25/2025	6,346	6,298
	Series K095 Class A2, 2.785% due 6/25/2029	577,000	527,713
	Series K729 Class A2, 3.136% due 10/25/2024	2,842,361	2,817,964
[b]	Series K730 Class A2, 3.59% due 1/25/2025	179,366	177,477
	Series KHG1 Class A3, 3.341% due 12/25/2027	300,000	285,702
	Series KJ46 Class A2, 4.796% due 10/25/2031	216,000	215,537
[b]	Series KJ47 Class A2, 5.43% due 6/25/2031	149,000	152,350
	Series KJ48 Class A2, 5.028% due 10/25/2031	379,000	381,745
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[b]	Series 2017-3 Class HA, 3.25% due 7/25/2056	844,484	779,110
[b]	Series 2017-4 Class HT, 3.25% due 6/25/2057	2,534,651	2,247,909
	Series 2017-4 Class MT, 3.50% due 6/25/2057	570,687	509,426
[b]	Series 2018-1 Class HA, 3.00% due 5/25/2057	1,079,674	975,063
[b]	Series 2018-2 Class HA, 3.00% due 11/25/2057	595,292	542,422
	Series 2018-3 Class HA, 3.00% due 8/25/2057	793,340	717,154
[b]	Series 2018-3 Class MA, 3.50% due 8/25/2057	862,054	811,678
	Series 2018-4 Class HA, 3.00% due 3/25/2058	997,451	898,421
	Series 2018-4 Class MA, 3.50% due 3/25/2058	677,196	631,407
	Series 2019-1 Class MA, 3.50% due 7/25/2058	1,876,604	1,753,096
	Series 2019-2 Class MA, 3.50% due 8/25/2058	1,680,489	1,560,058
	Series 2019-3 Class MA, 3.50% due 10/25/2058	656,586	611,184
	Series 2019-4 Class MA, 3.00% due 2/25/2059	1,018,121	918,563
	Series 2020-1 Class MA, 2.50% due 8/25/2059	1,511,024	1,348,752
	Series 2020-2 Class MA, 2.00% due 11/25/2059	1,465,534	1,278,552
	Series 2020-3 Class MA, 2.00% due 5/25/2060	485,467	421,864
	Series 2020-3 Class MT, 2.00% due 5/25/2060	614,100	486,137
	Series 2022-1 Class MTU, 3.25% due 11/25/2061	1,001,631	862,817
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA6808, 3.00% due 2/1/2052	2,016,285	1,727,915
	Pool RD5043, 2.00% due 12/1/2030	1,658,621	1,546,540
	Pool SB8010, 2.50% due 10/1/2034	492,383	446,251
	Pool SB8030, 2.00% due 12/1/2034	764,310	672,399
	Pool SB8502, 2.00% due 8/1/2035	461,675	410,681
	Pool SD4175, 2.50% due 6/1/2052	0	0
	Pool ZS4730, 3.50% due 8/1/2047	736,715	663,455
	Pool ZS7299, 3.00% due 10/1/2030	417,565	397,713
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2015-SC02 Class 2A, 3.50% due 9/25/2045	191,242	171,054
	Series 2016-SC01 Class 1A, 3.00% due 7/25/2046	737,023	635,590
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	237,288	212,219
	Series 2016-SC02 Class 2A, 3.50% due 10/25/2046	143,512	127,718
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	1,360,845	1,137,412
	Series 2017-SC01 Class 2A, 3.50% due 12/25/2046	457,710	394,837
	Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	289,960	247,978
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	138,451	121,461
	Federal National Mtg Assoc.,
[b]	Pool 895572, 6.07% (RFUCCT1Y + 1.82%) due 6/1/2036	59,956	61,460
	Pool BF0130, 3.50% due 8/1/2056	314,788	277,023
	Pool BF0144, 3.50% due 10/1/2056	447,758	400,679
[b]	Pool BH4524, 2.251% (5-Yr. CMT + 1.150%) due 6/1/2046	1,419,297	1,333,561
[b]	Pool BM6885, 1.613% (2.20% - SOFR30A) due 12/1/2051	477,323	424,852
	Pool BM6983, 3.00% due 3/1/2052	1,790,628	1,480,486
[b]	Pool CB2214, 1.525% (2.20% - SOFR30A) due 11/1/2051	513,625	458,131
	Federal National Mtg Assoc., CMBS,
[b]	Series 2015-SB5 Class A10, 3.15% due 9/25/2035	286,624	280,064
[b]	Series 2018-SB47 Class A5H, 6.139% (SOFR30A + 0.81%) due 1/25/2038	329,858	323,015
	Federal National Mtg Assoc., CMO REMIC,
[b]	Series 2009-17 Class AH, 0.504% due 3/25/2039	186,487	143,411
	Series 2011-70 Class CA, 3.00% due 8/25/2026	420,694	409,748
[b]	Series 2013-81 Class FW, 5.75% (SOFR30A + 0.41%) due 1/25/2043	770,343	757,324
[b]	Series 2013-92 Class FA, 6.00% (SOFR30A + 0.66%) due 9/25/2043	555,170	544,328

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	June 30, 2024 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Series 2024-25 Class VB, 5.50% due 3/25/2035	$ 524,023	$ 520,939
	Federal National Mtg Assoc., Grantor Trust, CMO, Series 2017-T1 Class A, 2.898% due 6/25/2027	990,168	933,456
	Federal National Mtg Assoc., UMBS Collateral,
	Pool AE0704, 4.00% due 1/1/2026	114,541	113,034
	Pool AJ1752, 3.50% due 9/1/2026	187,892	184,118
	Pool AL6582, 3.50% due 4/1/2030	311,496	301,011
	Pool AL7801, 2.50% due 11/1/2030	1,168,396	1,101,810
	Pool AL9445, 3.00% due 7/1/2031	9,197	8,751
	Pool AL9821, 2.50% due 1/1/2032	1,483,848	1,384,490
	Pool AS9749, 4.00% due 6/1/2047	271,786	252,639
	Pool AU2669, 2.50% due 10/1/2028	331,902	317,378
	Pool AZ3778, 3.00% due 4/1/2030	687,678	658,579
	Pool BM4153, 3.00% due 6/1/2033	998,025	939,022
	Pool BM4864, 3.50% due 5/1/2033	638,115	612,022
	Pool CA0942, 2.50% due 12/1/2032	651,318	603,981
	Pool CA4102, 3.50% due 8/1/2029	426,185	414,040
	Pool CA5271, 2.50% due 3/1/2035	913,162	835,032
	Pool CA5282, 3.00% due 3/1/2035	1,880,074	1,758,471
	Pool CA7535, 1.50% due 10/1/2030	1,874,392	1,699,534
	Pool FM1523, 2.50% due 8/1/2029	392,607	376,503
	Pool FM2831, 2.50% due 5/1/2032	1,092,404	1,023,185
	Pool FM3494, 2.50% due 4/1/2048	1,068,949	904,825
	Pool FM4936, 2.00% due 12/1/2035	1,197,006	1,063,135
	Pool FM5458, 1.50% due 12/1/2035	1,184,632	1,012,392
	Pool FS0916, 3.00% due 3/1/2052	2,585,595	2,199,705
	Pool FS6157, 3.00% due 9/1/2052	6,897,780	5,877,356
	Pool FS6212, 1.50% due 5/1/2032	347,082	311,922
	Pool MA2353, 3.00% due 8/1/2035	563,921	522,944
	Pool MA3465, 4.00% due 9/1/2038	320,521	304,341
	Pool MA3681, 3.00% due 6/1/2034	263,526	245,989
	Pool MA3826, 3.00% due 11/1/2029	517,059	496,875
	Pool MA3896, 2.50% due 1/1/2035	83,967	76,100
	Pool MA4148, 2.00% due 10/1/2030	387,112	361,512
	Pool MA4390, 2.00% due 7/1/2031	2,794,294	2,571,713
	Government National Mtg Assoc.,
[b]	Pool 894205, 3.625% (H15T1Y + 1.50%) due 8/20/2039	78,038	76,553
[b]	Pool MA0100, 3.875% (H15T1Y + 1.50%) due 5/20/2042	148,223	148,562
	Pool MA0907, 2.00% due 4/20/2028	309,983	294,740
	Government National Mtg Assoc., CMBS,
	Series 2022-147 Class B, 2.20% due 10/16/2063	1,250,000	896,760
	Series 2023-104 Class AD, 4.00% due 1/16/2065	421,346	393,726
	Government National Mtg Assoc., CMO,
	Series 2016-H04 Class HA, 2.25% due 7/20/2065	608,419	585,450
	Series 2017-186 Class VA, 3.00% due 2/20/2031	1,674,909	1,621,416
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO,
	Series 2020-2 Class A1C, 2.00% due 9/25/2030	1,775,518	1,576,394
	Series 2020-2 Class A1D, 1.75% due 9/25/2030	1,775,518	1,562,637
	Total Mortgage Backed (Cost $97,509,303)		89,821,933
	Corporate Bonds — 2.1%
	Utilities — 2.1%
	Electric Utilities — 2.1%
[c]	Caledonia Generating LLC, 1.95% due 2/28/2034	3,522,951	2,897,504
			2,897,504
	Total Corporate Bonds (Cost $3,426,759)		2,897,504
	Short-Term Investments — 5.7%
	U.S. Treasury Bills
	5.278% due 7/2/2024	1,000,000	999,855
	5.316% due 7/23/2024	1,000,000	996,809
	5.318% due 7/11/2024	1,000,000	998,546
	5.32% due 7/9/2024	1,000,000	998,836
	5.323% due 7/25/2024	1,000,000	996,515

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	June 30, 2024 (Unaudited)

Issuer-Description	PRINCIPAL AMOUNT	VALUE
5.324% due 7/18/2024	1,000,000	$ 997,531
5.326% due 7/5/2024	1,000,000	999,417
5.34% due 7/16/2024	1,000,000	997,815
Total Short-Term Investments (Cost $7,985,324)		7,985,324
Total Investments — 99.4% (Cost $148,977,920)		$139,839,599
Other Assets Less Liabilities — 0.6%		889,111
Net Assets — 100.0%		$140,728,710

Footnote Legend
a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2024.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the aggregate value of these securities in the Fund’s portfolio was $6,141,202, representing 4.36% of the Fund’s net assets.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT1Y	Refinitiv USD Interbank Offered Rate Consumer Cash Fallbacks Term 1 Year
SOFR30A	Secured Overnight Financing Rate 30-Day Average
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund	June 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term U.S. Government Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has seven classes of shares of beneficial interest: Class A, Class C, Class C2, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.